Discontinued Operations - Sale of Infusionz to Bloomios (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating expense	$ 35,287,018	$ 33,300,703
Discontinued Operations [Member]
Operating expense	652,891
Management fees	685,600
Advance for payroll	50,000
Excess working capital	388,565
Accrued interest	247,885
Subtotal due from Bloomios	2,024,941
Reserve	1,179,498
Total amounts due from Bloomios	$ 845,443